UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 1/31/09

Item 1.  Reports to Stockholders.

GRATIO VALUES FUND (GRVLX)

Annual Report

January 31, 2009

1-877-25-GRATIO

(1-877-254-7284)

www.gratiofunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear valued investor,

2008 was a tumultuous year for the world economy and this turmoil was reflected in the capital markets at large as well. The most positive fact to report about the year is that it is over.  While I pen this letter, 2009 has started off no better than 2008 ended.

As focused equity managers such a precipitous decline in security prices was felt by all our fund positions, and while we are disappointed with our absolute results we feel very strongly about the companies that we have invested in over the long term. As usual, our strategy calls for buying well capitalized companies, with great business models selling at steep discounts to intrinsic value. In almost any normalized environment an investment with all the above attributes is nearly impossible to find. In 2008 and today these opportunities are abundant. It is patience and fortitude that are difficult to encounter.

The factors leading to our current economic situation have been well publicized. Optimism abounded for the last decade as both housing prices, and stock prices made new highs. The market was priced to perfection.  Real estate could only rise was a certainty. World economies borrowed at low rates and at unprecedented levels for an extended period. Leverage ratios reached such high levels that even small changes in asset prices (in most cases home prices) left financial institutions like Lehman Brothers and Wachovia largely insolvent. Those who looked for short-term gains and took short-cuts were wiped out.

Today it is uncertainty that permeates every nook of our lives. Still, the precipitous drop in markets all over the world has created a situation in which security prices in many cases are far divorced from a reasonable reality. The market has priced many excellent business as if there will be no bottom. The situation brings to mind Warren Buffet saying: ”Be fearful when others are greedy and be greedy when others are fearful.” Many people’s first urge in such a fearful environment is to cut their losses and seek refuge in ‘safer’ investments. While this is certainly understandable, we believe that knee-jerk reactions are not the best solution. We are highly confident that fear will eventually subside and the market will re-price assets as going concerns and not mere liquidations.

On a relative basis the fund has performed well, and we believe that when fear subsides our strategy of buying ‘good’ and buying ‘cheap’ will pay off for those who sat steady through tumultuous times.

As always thank you for your trust. We are pleased to have you as a part of the Gratio Values Fund.

Regards,

Rahul Malhotra

Chief Investment Officer - Gratio Capital

Mutual Funds involve risk including loss of principal. An investor should consider the Gratio Value Fund's investment objective, risks, charges, and expenses carefully before investing. This and other information about the Gratio Funds is contained in the fund's prospectus, which can be obtained by calling 1-877-254-7284. Please read the prospectus carefully before investing. The fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.  Review Code: 0354-NLD-3/17/2009

©2006 Gratio Capital

Gratio Values Fund
PORTFOLIO REVIEW
January 31, 2009 (Unaudited)

The fund's performance figures* for the period ending January 31, 2009, compared to its benchmarks:

Inception ** - January 31,2009
Gratio Values Fund	-22.90%
S&P 500 Total Return Index	-38.45%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-254-7284

** Inception date is February 25, 2008

Top Holdings By Industry	% of Net Assets
REITs	12.4%
Retail	9.3%
Insurance	7.8%
Telecommunications	6.8%
Internet	5.4%
Banks	4.2%
Miscellaneous Manufacturing	4.1%
Healthcare-Services	3.6%
Investment Companies	3.3%
Software	3.2%
Other, Cash & Cash Equivalents	39.9%
100.0%

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009

Shares		Value

	COMMON STOCK - 67.3%
	BANKS - 4.2%
20	Goldman Sachs Group, Inc.	$ 1,615

	COMPUTERS - 1.3%
50	Dell, Inc. *	475

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
44	American Express Co.	736

	ENVIRONMENTAL CONTROL - 1.2%
100	Darling International, Inc. *	459

	HEALTHCARE-SERVICES - 3.6%
50	Birner Dental Management Services, Inc.	560
20	WellPoint, Inc. *	829
		1,389
	INSURANCE - 7.8%
1	Berkshire Hathaway, Inc. *	2,989

	INTERNET - 5.4%
50	Akamai Technologies, Inc. *	674
175	Chordiant Software, Inc. *	411
50	j2 Global Communications, Inc. *	979
		2,064
	INVESTMENT COMPANIES - 3.3%
200	Fifth Street Finance Corp.	1,270

	MISCELLANEOUS MANUFACTURING - 4.1%
50	General Electric Co.	606
100	John Bean Technologies Corp.	970
		1,576
	OIL & GAS - 0.9%
	Harvest Natural Resources, Inc. *	360

	PIPELINES - 0.5%
60	Crosstex Energy, Inc.	199

	REITS - 12.4%
230	NorthStar Realty Finance Corp.	892
195	Resource Capital Corp.	599
320	Winthrop Realty Trust	3,238
		4,729

See accompanying notes to financial statements.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009

Shares		Value

	RETAIL - 9.3%
55	American Eagle Outfitters, Inc.	$ 496
110	Borders Group, Inc. *	48
70	RadioShack Corp.	802
12	Sears Holdings Corp. *	491
115	Starbucks Corp. *	1,086
20	Target Corp.	624
		3,547
	SOFTWARE - 3.2%
10	MicroStrategy, Inc. - Cl. A *	387
55	Versant Corp. *	836
		1,223
	TELECOMMUNICATIONS - 6.8%
200	Acme Packet, Inc. *	880
220	Airvana, Inc. *	1,120
45	NeuStar, Inc. - Cl. A *	613
		2,613
	TRANSPORTATION - 1.4%
30	Teekay Corp.	526

	TOTAL COMMON STOCK (Cost - $35,657)	25,770

	SHORT-TERM INVESTMENTS - 57.3%
7,322	Dreyfus Institutional Reserve Money Fund, 0.97% **	7,322
7,322	Dreyfus Treasury Prime Cash Management Fund, 0.03% **	7,322
7,323	Milestone Treasury Obligations Portfolio, 0.25% **	7,323

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,967)	21,967

	TOTAL INVESTMENTS - 124.6% (Cost - $57,624)(a)	47,737
	LIABILITIES IN EXCESS OF ASSETS - (24.6)%	(9,438)
	NET ASSETS - 100.0%	$ 38,299

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $57,656, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 639
	Unrealized depreciation	(10,558)
	Net unrealized depreciation	$ (9,919)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2009.

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009

ASSETS
Investment securities:
At cost	$ 57,624
At value	$ 47,737
Due from advisor	17,239
Dividends and interest receivable	88
Prepaid expenses and other assets	3,083
TOTAL ASSETS	68,147

LIABILITIES
Fees payable to other affiliates	11,509
Payable for investments purchased	600
Distribution (12b-1) fees payable	8
Accrued expenses and other liabilities	17,731
TOTAL LIABILITIES	29,848
NET ASSETS	$ 38,299

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 48,001
Accumulated net investment income	594
Accumulated net realized loss from security transactions	(409)
Net unrealized depreciation of investments	(9,887)
NET ASSETS	$ 38,299

Shares of beneficial interest outstanding	4,964

Net asset value, offering price and redemption price per share (a)	$ 7.71

(a) The NAV reported above represents the traded NAV at January 31, 2009.

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2009 (a)

INVESTMENT INCOME
Dividends	$ 610
Interest	455
TOTAL INVESTMENT INCOME	1,065

EXPENSES
Administrative services fees	49,798
Accounting services fees	22,546
Transfer agent fees	19,492
Compliance officer fees	14,871
Legal fees	14,139
Audit fees	14,073
Trustees' fees and expenses	9,149
Registration fees	6,425
Printing and postage expenses	3,304
Custodian fees	3,234
Investment advisory fees	401
Distribution (12b-1) fees	87
Insurance expense	1
Other expenses	1,579
TOTAL EXPENSES	159,099
Fees waived / expenses reimbursed by the Advisor	(158,628)
NET EXPENSES	471

NET INVESTMENT INCOME	594

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(409)
Net change in unrealized depreciation of investments	(9,887)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,296)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (9,702)

(a) The Gratio Values Fund commenced operations on February 25, 2008.

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31, 2009 (a)

FROM OPERATIONS
Net investment income	$ 594
Net realized loss from security transactions	(409)
Net change in unrealized depreciation on investments	(9,887)
Net decrease in net assets resulting from operations	(9,702)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	48,001
Net increase in net assets from shares of beneficial interest	48,001

TOTAL INCREASE IN NET ASSETS	38,299

NET ASSETS
Beginning of Period	-
End of Period*	$ 38,299
* Includes accumulated net investment income of:	$ 594

SHARE ACTIVITY
Shares Sold	4,964
Net increase in shares of beneficial interest outstanding	4,964

See accompanying notes to financial statements.

Gratio Values Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the Period
	Ended
	January 31, 2009 (1)

Net asset value,
beginning of period	$ 10.00

Income (loss) from investment operations:
Net investment income	0.14	(2)
Net realized and unrealized
loss on investments	(2.43)
Total from investment operations	(2.29)

Net asset value, end of period	$ 7.71

Total return	(22.90%)	(3)

Net assets, end of year (000s)	$ 38

Ratio of gross expenses to average
net assets	456.60%	(4)
Ratio of net expenses to average
net assets	1.35%	(4)
Ratio of net investment income
to average net assets	1.70%	(4)

Portfolio Turnover Rate	80%	(3)

(1) The Gratio Values Fund commenced operations on February 25, 2008.

(3) Not Annualized.
(4) Annualized.

See accompanying notes to financial statements.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

1.

ORGANIZATION

The Gratio Values Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds investment relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

New Accounting Pronouncements - In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITS”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year.  Estimates are based on the most recent REIT distribution information available.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.  There were no reclassifications made in the current year.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has reviewed the tax positions in the current period and has determined that no provision for income tax is required for unrecognized tax benefits in the Fund’s financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Fund did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $50,543 and $14,403, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Sherwood Advisors, LLC (D.B.A. Gratio Capital) serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.  For the period ended January 31, 2009, the Fund incurred $401 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.35% per annum of the Fund’s average daily net assets.  During the period ended January 31, 2009, the Advisor waived fees or reimbursed expenses totaling $158,628.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.35% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.35% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.35% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of January 31, 2009, there was $158,628 of fee waivers subject to recapture by the Advisor through January 31, 2012.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended January 31, 2009, the Fund paid $87 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

In addition the Fund reimbursed the Advisor during the period for certain fees in the amount of $10,000, that the Advisor had paid to GFS prior to the funds becoming operational.  These fees were associated with the offering of the Fund and include fees for drafting portions of the prospectus and SAI, drafting of all other registration documents and the initial registration of the Fund with the SEC including all follow up filings through the effective date of the Fund.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000, billed monthly, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  GFS’s fees collected for the period ended January 31, 2009, were $1,001. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2009, the Fund incurred expenses of $14,871 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the period ended January 31, 2009, GemCom collected amounts totaling $2,096 for EDGAR and printing services performed.

5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of January 31, 2009, Sherwood Advisors, LLC, held approximately 50% of the voting securities of the Fund.  As a result, Sherwood Advisors, LLC, may be deemed to control the Fund.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of January 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and return of capital adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to return of capital adjustments.

At January 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through January 31, 2017 of $377.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of

Trustees Gratio Values Fund (Northern

Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Gratio Values Fund (the “Fund”), a series of the Northern Lights Fund Trust, as of January 31, 2009, and the related statements of operations, changes in net assets, and the financial highlights for the period February 25, 2008 (commencement of operations) through January 31, 2009. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the Fund’s custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gratio Values Fund as of January 31, 2009, the results of its operations, changes in its net assets, and the financial highlights in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio March 13, 2009

Gratio Values Fund

EXPENSE EXAMPLES

January 31, 2009 (Unaudited)

As a shareholder of the Gratio Values Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gratio Values Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 through January 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gratio Values Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period 8/1/08 – 1/31/09*
Actual	$1,000.00	$818.50	$6.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio 1.35%, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Gratio Values Fund

TRUSTEES AND OFFICERS (Unaudited)

January 31, 2009

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan ** (64) Trustee since 2006 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	40

Anthony J. Hertl (58)

Trustee since 2006

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust

40
Gary W. Lanzen (54) Trustee since 2006 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company) Other Directorships: AdvisorOne Funds (5 portfolios)	40
Mark Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola*** (56) Trustee since 2006 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC. Other Directorships: AdvisorOne Funds; Constellation Trust Co.	40

Gratio Values Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2009

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

Other Directorships: N/A

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 - Present); In-house Counsel, The Dreyfus Funds (1999 - 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 - Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006)

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company (“LLC”).  This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-254-7284.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-254-7284 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-254-7284.

INVESTMENT ADVISOR

Sherwood Advisors, LLC (D.B.A. Gratio Capital)

155 Water St.

Brooklyn, New York 11201

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $12,000

(b)

Audit-Related Fees

2009 – None

(c)

Tax Fees

2009- $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/6/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/6/09